Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryovers	$1,340,152	$1,004,029
Deferred tax assets, gross	1,340,152	1,004,029

Less: valuation allowance	(1,340,152)	(1,004,029)
Deferred tax assets, net	-	-

Deferred tax assets (liabilities), net	$-	$-

Schedule of Valuation Allowance

The change in the Company’s valuation allowance is as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019
Beginning of year	$1,004,029	$505,871
Increase in valuation allowance	1,340,152	498,158
End of year	$2,344,180	$1,004,029

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the provision for income taxes with the amounts computed by applying the statutory federal income tax rate to loss from operations before the provision for income taxes is as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019
Canada federal statutory rate	(15.0)%	(15.0)%
Provincial taxes	(11.5)%	(11.5)%
Permanent differences
Non-deductible expenses	7.5%	5.9%
Valuation allowance	19.1%	20.6%
Effective income tax rate	0.0%	0.0%